Note 5 - Acquired Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2014
Notes Tables
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
	October 31, 2014
	Gross carrying amount	Weighted- average amortization period in years	Accumulated amortization
Amortizing intangible assets:
Developed technology	$2,373,447	—	$(2,373,447)
Customer list	96,355	—	(96,355)
Total	$2,469,802		$(2,469,802)
	October 31, 2013
	Gross carrying amount	Weighted- average amortization period in years	Accumulated amortization
Amortizing intangible assets:
Developed technology	$2,373,447	1.0	$(2,358,318)
Customer list	96,355	1.0	(77,084)
Total	$2,469,802		$(2,435,402)